Non-controlling interests (Tables)	6 Months Ended
Jun. 30, 2018
Non-controlling interests [abstract]
Detailed information of non controlling interest by group

	Profit attributable to non-controlling interests		Equity attributable to non-controlling interests
	Half year ended	Half year ended	As at	As at
	30.06.18	30.06.17	30.06.18	31.12.17
	£m	£m	£m	£m
Barclays Bank PLC issued:
- Preference shares	106	134	1,838	1,838
- Upper T2 instruments	3	2	272	272
Barclays Africa Group Limited	-	140	-	-
Other non-controlling interests	(1)	2	3	1
Total	108	278	2,113	2,111